Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of our deferred tax assets are as follows (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$85,912	$81,127
Research credit carryforwards	13,481	12,750
Other, net	3,962	4,190
Deferred revenue	2,116	5,749
Total deferred tax assets	105,471	103,816
Valuation allowance	(105,471)	(103,816)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The effective tax rate of our provision (benefit) for income taxes differs from the federal statutory rate as follows (in thousands):

	Year Ending December 31,
	2013	2012	2011
Computed at 34%	$3,301	$(5,134)	$(5,168)
State taxes	213	(234)	(228)
Book gains (losses) not currently benefited	1,656	3,120	(1,264)
Other	(476)	1,901	2,746
Disallowed interest expense	160	1,363	1,457
Income from debt restructuring	—	(1,615)	2,462
Revaluation of warrant liability	(591)	600	—
Research and development credits	(583)	—	—
Non-cash gain from termination of royalty purchase agreement	(3,047)	—	—
Non-cash gain on settlement of long-term debt	(632)	—	—
Total	$1	$1	$5